Summary of Significant Accounting Policies - Schedule of Financial Assets and Liability Measured at Fair Value on a Recurring Basis (Details) - Fair Value, Recurring [Member] - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Financial Assets and Liability Measured at Fair Value on a Recurring Basis [Line Items]
Ending balance As of March 31, 2025	$ 269,119
Convertible notes [Member]
Schedule of Financial Assets and Liability Measured at Fair Value on a Recurring Basis [Line Items]
Initial fair value of convertible notes	33,025,000
Conversion of the convertible notes	(25,063,061)
Change in fair value of convertible notes upon conversion of the convertible notes	(5,254,103)
Fair value allocated to Top-Up Shares upon conversion of the convertible notes	(2,707,836)
Ending balance as of March 31, 2025
Derivative Asset [Member]
Schedule of Financial Assets and Liability Measured at Fair Value on a Recurring Basis [Line Items]
Initial fair value of derivative assets attributable to Buy-Back Feature embedded in 2Game SPA	269,119
Change in fair value of derivative asset
Ending balance As of March 31, 2025	269,119	$ 269,119
Contingent consideration for acquisition [Member]
Schedule of Financial Assets and Liability Measured at Fair Value on a Recurring Basis [Line Items]
Beginning balance	3,697,000	4,293,000	$ 3,360,848
Change in fair value of contingent consideration for acquisition	545,428	272,029	932,152
Exchange rate difference	(52,587)	(61,319)
Ending balance	1,121,006	3,697,000	$ 4,293,000
Payment of cash and share consideration	(3,068,835)	$ (806,710)
Derivative Financial Instruments, Liabilities [Member]
Schedule of Financial Assets and Liability Measured at Fair Value on a Recurring Basis [Line Items]
Ending balance As of March 31, 2025	3,086,519
Fair value allocated to Top-Up Shares upon conversion of the convertible notes	2,707,836
Change in fair value of derivative liability	$ 378,683